MTB GROUP OF  FUNDS
Supplement dated February 12, 2007 to the Combined Retail/Institutional Funds' Statement of Additional Information dated August 31, 2006 and the Combined Variable Annuity Funds' Statement of Additional Information dated April 30, 2006


Please add the following language as the second to last sentence in the first paragraph under "Futures Contracts" on page 17 of the Combined
Retail/Institutional Funds' Statement of Additional Information and on page 8 of the Combined Variable Annuity Funds' Statement of Additional Information:

"The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act."




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                                                               February 12, 2007



Edgewood Services, Inc., Distributor

CUSIP 55376V861     CUSIP 55376T205            CUSIP 55376T254
CUSIP 55376V804     CUSIP 55376T403            CUSIP 55376V309
CUSIP 55376V200     CUSIP 55376T502            CUSIP 55376V408
CUSIP 55376T460     CUSIP 55376T684            CUSIP 55376T445
CUSIP 55376T452     CUSIP 55376T676            CUSIP 55376T437
CUSIP 55376T338     CUSIP 55376T700            CUSIP 55376T429
CUSIP 55376T270     CUSIP 55376T809            CUSIP 55376T411
CUSIP 55376T247     CUSIP 55376T726            CUSIP 55376T841
CUSIP 55376T239     CUSIP 55376T718            CUSIP 55376T320
CUSIP 55376T213     CUSIP 55376T767            CUSIP 55376T221
CUSIP 55376T197     CUSIP 55376T759            CUSIP 55376V705
CUSIP 55376V507     CUSIP 55376T395            CUSIP 55376T346
CUSIP 55376V606     CUSIP 55376T387            CUSIP 55376T288
CUSIP 55376T361     CUSIP 55376T494            CUSIP 55376T544
CUSIP 55376T353     CUSIP 55376T486            CUSIP 55376T189
CUSIP 55376T312     CUSIP 55376T536            CUSIP 55376T858
CUSIP 55376T296     CUSIP 55376T528            CUSIP 55376T817
CUSIP 55376T569     CUSIP 55376T130            CUSIP 55376T304
CUSIP 55376T551     CUSIP 55376T122            CUSIP 55376T775
CUSIP 55376T833     CUSIP 55376T171            CUSIP 55376T601
CUSIP 55376T825     CUSIP 55376T163            CUSIP 55376T668
CUSIP 55376T874     CUSIP 55376T155            CUSIP 55376T882
CUSIP 55376T866     CUSIP 55376T791            CUSIP 55376T692
CUSIP 55376T627     CUSIP 55376T783            CUSIP 55376T742
CUSIP 55376T619     CUSIP 55376V853            CUSIP 55376T379
CUSIP 55376T593     CUSIP 55376V846            CUSIP 55376T478
CUSIP 55376T585     CUSIP 55376V838            CUSIP 55376T510
CUSIP 55376T643     CUSIP 55376V887            CUSIP 55376T114
CUSIP 55376T635     CUSIP 55376V879            CUSIP 55376T148
CUSIP 55376T106     CUSIP 55376T262            CUSIP 55376V796
CUSIP 55376V812     CUSIP 55376T577            CUSIP 55376T650
CUSIP 55376T734     CUSIP 55376V820

36291 (2/07)










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